Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense

The following table represents the weighted-average remaining lease term and discount rate:

	December 31,	December 31,
	2025	2024

Weighted average remaining lease term	2.87 years	3.82 years

Weighted average discount rate	5.48%	5.26%

The components of lease expense for the year ended December 31, 2025 were as follows:

	Year ended	Year ended	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023

Fixed lease costs	$1,197	$1,150	$1,108
Short-term lease costs	6	9	28
Total lease expense	$1,203	$1,159	$1,136

Schedule of Maturities of Lease Liabilities

Maturities of the Company’s operating lease liabilities as of December 31, 2025 are as follows:

Operating Leases

2026	$1,233
2027	1,224
2028	1,013
2029	21
Total undiscounted lease payments	$3,491
Less: imputed interest	(257)
Present value of lease liabilities	$3,234